Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	As of March 31, 2023	As of December 31, 2022
Operating lease right-of-use asset	$3,840	$4,675
Accrued rent	730	817

Total operating lease right-of-use asset, net	$3,110	$3,858

Short-term operating lease liabilities	2,692	3,050
Long-term operating lease liabilities	1,148	1,625

Total operating lease liabilities	$3,840	$4,675
Supplemental cash flow information related to leases was as follows (in millions):

	Three months ended	Year ended
	March 31, 2023	December 31, 2022
Cash paid for amounts included in the measurement of operating lease liabilities	0.9	3.3